American Century Investments®
Quarterly Portfolio Holdings
One Choice® Portfolio: Moderate
October 31, 2025

One Choice Portfolio: Moderate - Schedule of Investments
OCTOBER 31, 2025 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 43.7%
Focused Dynamic Growth Fund Investor Class(2)	445,020	37,942,436
Focused Large Cap Value Fund Investor Class	13,716,226	151,701,463
Growth Fund Investor Class	1,580,650	108,464,213
Heritage Fund Investor Class	3,886,056	102,436,440
Large Cap Equity Fund Investor Class	3,987,524	235,263,888
Mid Cap Value Fund Investor Class	6,176,972	100,808,188
Select Fund Investor Class	110,701	15,986,342
Small Cap Growth Fund Investor Class	1,083,688	25,358,308
Small Cap Value Fund Investor Class	2,431,069	23,289,644
		801,250,922
Domestic Fixed Income Funds — 27.2%
Core Plus Fund Investor Class	29,757,704	277,341,802
High Income Fund Investor Class	2,208,480	19,390,451
Inflation-Adjusted Bond Fund Investor Class	10,198,813	110,657,125
Short Duration Fund Investor Class	7,423,937	73,274,259
Short Duration Inflation Protection Bond Fund Investor Class	1,789,648	19,077,646
		499,741,283
International Equity Funds — 20.4%
Emerging Markets Fund Investor Class	4,367,493	64,726,251
Global Real Estate Fund Investor Class	3,325,504	45,659,171
International Growth Fund Investor Class	7,589,054	107,688,669
International Small-Mid Cap Fund Investor Class	3,645,525	42,652,643
International Value Fund Investor Class	6,427,149	70,891,453
Non-U.S. Intrinsic Value Fund Investor Class	4,012,672	42,975,714
		374,593,901
International Fixed Income Funds — 8.7%
Emerging Markets Debt Fund Investor Class	4,276,658	40,499,952
Global Bond Fund Investor Class	13,483,864	119,332,193
		159,832,145
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,410,040,873)		1,835,418,251
OTHER ASSETS AND LIABILITIES — 0.0%		—
TOTAL NET ASSETS — 100.0%		$1,835,418,251

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2025 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Focused Dynamic Growth Fund(3)	$33,394	—	—	$4,548	$37,942	445	—	—
Focused Large Cap Value Fund	147,762	$656	$378	3,662	151,702	13,716	$27	$656
Growth Fund	95,704	2,489	—	10,271	108,464	1,581	—	—
Heritage Fund	102,825	—	—	(389)	102,436	3,886	—	—
Large Cap Equity Fund	221,844	—	1,752	15,172	235,264	3,988	(9)	—
Mid Cap Value Fund	99,144	378	—	1,286	100,808	6,177	—	378
Select Fund	14,401	—	—	1,585	15,986	111	—	—
Small Cap Growth Fund	23,765	—	—	1,593	25,358	1,084	—	—
Small Cap Value Fund	23,840	60	—	(610)	23,290	2,431	—	60
Core Plus Fund	269,430	3,192	—	4,720	277,342	29,758	—	3,192
High Income Fund	18,945	316	—	130	19,391	2,208	—	316
Inflation-Adjusted Bond Fund	108,107	—	—	2,550	110,657	10,199	—	—
Short Duration Fund	72,154	826	—	294	73,274	7,424	—	827
Short Duration Inflation Protection Bond Fund	18,845	—	—	233	19,078	1,790	—	—
Emerging Markets Fund	77,658	—	17,967	5,035	64,726	4,367	5,658	—
Global Real Estate Fund	43,697	—	—	1,962	45,659	3,326	—	—
International Growth Fund	103,513	183	854	4,847	107,689	7,589	134	—
International Small-Mid Cap Fund	39,955	—	—	2,698	42,653	3,646	—	—
International Value Fund	70,306	—	3,230	3,815	70,891	6,427	578	—
Non-U.S. Intrinsic Value Fund	42,257	—	1,301	2,020	42,976	4,013	43	—
Emerging Markets Debt Fund	38,269	879	—	1,352	40,500	4,277	—	879
Global Bond Fund	116,773	1,482	—	1,077	119,332	13,484	—	1,482
	$1,782,588	$10,461	$25,482	$67,851	$1,835,418	131,927	$6,431	$7,790
(1)Underlying fund investments represent Investor Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.